Loans and ACL - Summary of Modifications' Financial Effect (Details)	12 Months Ended
Dec. 31, 2023 Rate
Commercial: | Commercial and industrial | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	7 months
Financing Receivable, Modified, Weighted Average Interest Rate Increase from Modification	0.60%
Commercial: | Commercial and industrial | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	3 months
Commercial: | Commercial and industrial | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	183 days
Commercial: | Commercial and industrial | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	45 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	2.00%
Commercial: | CRE | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	11 months
Financing Receivable, Modified, Weighted Average Interest Rate Increase from Modification	0.20%
Commercial: | CRE | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	232 days
Commercial: | Commercial construction | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	21 months
Financing Receivable, Modified, Weighted Average Interest Rate Increase from Modification	0.30%
Consumer: | Residential mortgage | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	131 months
Consumer: | Residential mortgage | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	209 days
Consumer: | Residential mortgage | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	107 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.50%
Consumer: | Residential mortgage | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	99 months
Consumer: | Residential mortgage | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	130 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.20%
Consumer: | Home equity | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	167 days
Consumer: | Home equity | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	262 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	3.00%
Consumer: | Indirect auto | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	23 months
Consumer: | Indirect auto | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	146 days
Consumer: | Indirect auto | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	11 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	6.00%
Consumer: | Other consumer | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	24 months
Consumer: | Other consumer | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	154 days
Consumer: | Other consumer | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification	59 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.00%